July 20, 1999

Dear Policy Holder:

During the first half of 1999, investors started paying closer attention to less-expensive international stocks. As countries like Brazil and Japan showed signs of turning the corner, the dominance of growth investments began to wane, benefiting many value stocks. Regardless, international and global equity investments delivered positive returns for the first six months of fiscal 1999.

                                                              Six-Month Returns
                                                             Ended June 30, 1999
Standard & Poor's 500 Index                                       +12.38%
Morgan Stanley Europe, Australia, Far East (EAFE) Index            +4.11%
Morgan Stanley World Index                                         +8.69%

Performance quoted above assumes reinvestment of dividends. It is not intended to represent the performance of any Premium Fund Series. Past performance does not guarantee future results. The indexes are unmanaged and assume no management fees or expenses. The Standard & Poor's 500 Index is composed of 500 large U.S. company stocks, while the Morgan Stanley EAFE Index consists of international equity stocks. The unmanaged Morgan Stanley World Index includes U.S. market performance as well as international equity performance. All returns stated in U.S. dollars. A direct investment in an unmanaged index is not possible.

   The United States' Dow Jones Industrial Average closed above both the 10,000 and 11,000 marks for the first time during the first six months of our fiscal year. While many on Wall Street heralded these milestones, it is important to recognize that large "blue chip" companies primarily drove the run-up of these indexes, while medium size and smaller stocks have remained on the sidelines. Key factors, however, that led to the narrow market of the last three to four years appeared to be changing. We believe this change has been spurred by improved international economic growth. Anecdotal evidence and official government statistics from virtually all corners of the globe point to economic recovery.

   Growing investor confidence in the recovery of many worldwide economies boosted the performance of foreign commodity issues, including oil, utility and paper companies. Rising demand from recovering world markets and the intervention of OPEC, an intergovernmental organization working to bring stability to the petroleum market, contributed to higher oil prices.

   During the first quarter of '99, Japan's economy, the world's second largest, grew 1.9%, reversing a trend of five consecutive quarters of contraction (source: Bloomberg). Despite this encouraging news, we still believe the road to economic recovery in Japan will be long and difficult. We will continue to monitor the progress of economic recovery in Japan, while searching for select companies that we think offer reasonably priced stocks.

   In the coming months, we believe the international market will be relatively more stable. The United Kingdom, in our opinion, offers significant promise for investors, although we believe that the Sterling, the country's currency, is slightly overvalued. We also continue to see value in Australia and New Zealand, which have benefited from growing investor interest in commodity-based stocks.

   After a tumultuous period like we have encountered recently, it is important to remember that your annuity is a long-term investment that requires patience and a long-term perspective. If your annuity is well diversified among a variety of asset classes, you should be well positioned for whatever opportunities the international market brings for the remainder of the year. We thank you for your confidence in Delaware Investments.

Sincerely,


/s/ Wayne A. Stork                         /s/ David K. Downes
---------------------------                ------------------------------------
Wayne A. Stork                             David K. Downes
Director of the Fund                       President and Chief Executive Officer
Chairman, Delaware Investments             Delaware Investments Family of Funds
 Family of Funds

   For the six-month period ended June 30, 1999, the Delaware Group Premium Fund International Equity Series gained 8.30%, outperforming its benchmark, the Morgan Stanley EAFE Index, which returned 4.11%.

   Uncertain of the Euro's prospects, the managers focused on countries that did not participate in the European Monetary Union convergence. The U.K. remained the Series' largest country allocation. As countries like Brazil and Japan showed signs of recovery, the dominance of growth investments began to wane, benefiting many cyclical industries and value stocks in which the Portfolio was invested. Throughout the first half of this year, Japan experienced a modest economic recovery that drove stock prices higher. Although investments in less expensive Japanese stocks benefited the Series' performance, it was difficult to keep pace with the benchmark and its more substantial allocation to the Japanese market.

   Investor confidence in the recovery of worldwide economies boosted the performance of commodities issues, including oil, utility, and paper companies. Heavy investments in Australia, New Zealand and other countries whose performance benefited from growing investor interest in commodity-based stocks contributed to total returns.

   In the coming months, we believe the Series' country allocations should remain relatively stable. Despite recent encouraging economic growth figures, the managers view the Japanese market as overvalued and subject to a long and difficult recovery. For this reason, we do not currently anticipate increasing our allocation to Japan. The U.K. appears to offer attractively valued stocks and we believe it will continue to be the largest allocation in International Equity Series for the near future. Should global economies continue to demonstrate stronger growth, investors may remain focused on a broader base of companies, including reasonably priced value stocks like those held in the Series.

Delaware Group Premium Fund, Inc.-Delchester Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                         Principal      Market
                                                          Amount        Value
 CORPORATE BONDS-72.17%
 Aerospace & Defense-0.44%
 Federal Data sr sub nts 10.125% 8/1/05 ..........     $  550,000     $  533,500
                                                                      ----------
                                                                         533,500
                                                                      ----------
 Automobiles & Automotive Parts-1.64%
 ADV Accessory/AAS Capital sr sub nts
   9.75% 10/1/07 .................................        650,000        611,000
 Federal Mogul nts 7.50% 1/15/09 .................        225,000        208,406
 Hayes Lemmerz International
   co guarantee 8.25% 12/15/08 ...................        500,000        472,500
 Stanadyne Automotive sr sub nts
   10.25% 12/15/07 ...............................        800,000        696,000
                                                                      ----------
                                                                       1,987,906
                                                                      ----------
 Banking, Finance & Insurance-0.64%
 Willis Corroon sr sub nts 9.00% 2/1/09 ..........        800,000        776,000
                                                                      ----------
                                                                         776,000
                                                                      ----------
 Buildings & Materials-3.83%
 Clark Materials Handling unsec sr nts
   10.75% 11/15/06 ...............................        500,000        445,000
 Collins & Aikman Floorcovers sr sub nts
   10.00% 1/15/07 ................................        200,000        202,000
 Falcon Products sr sub nts
   11.375% 6/15/09 ...............................        400,000        402,000
 Formica sr sub nts 10.875% 3/1/09 ...............        800,000        784,000
 K Hovnanian Entrprises co guarantee
   9.125% 5/1/09 .................................        700,000        689,500
 Nortek sr nts 9.25% 3/15/07 .....................        500,000        502,500
 Standard Pacific sr notes 8.50% 4/15/09 .........        900,000        888,750
 WESCO Distribution co guarantee
   9.125% 6/1/08 .................................        750,000        729,375
                                                                      ----------
                                                                       4,643,125
                                                                      ----------
 Cable Media & Publishing-6.28%
+21st Century Telecom Group sr disc notes
 12.25% 2/15/08 ..................................        700,000        295,750
 Adelphia Communications sr nts
   7.875% 5/1/09 .................................      1,000,000        930,000
 Charter Communications sr nts
   8.625% 4/1/09 .................................      1,000,000        962,500
 Echostar DBS sr nts 9.25% 1/2/06 ................        925,000        943,500
 Mail-Well sr sub nts 8.75% 12/15/08 .............      1,000,000        975,000
 Pegasus Communications sr nts
   9.625% 10/15/05 ...............................        250,000        245,625
 PREMIER GRAPHICS sr nts
   11.50% 12/1/05 ................................        400,000        390,000
+PX Escrow sr disc nts 9.625% 2/1/06 .............        750,000        469,688
 Sinclair Broadcasting Group sr sub nts
   8.75% 12/15/07 ................................      1,200,000      1,179,000
 Sullivan Graphics sr sub nts
   12.75% 8/1/05 .................................        250,000        258,750
+United International Holdings sr disc nts
   10.75% 2/15/08 ................................        700,000        465,500
 Young Broadcasting co guarantee
   8.75% 6/15/07 .................................        500,000        488,750
                                                                      ----------
                                                                       7,604,063
                                                                      ----------

                                                        Principal       Market
                                                         Amount         Value
 CORPORATE BONDS-(Continued)
 Chemicals-3.44%
 Aqua Chemical sr sub nts 11.25% 7/1/08 ..........     $  800,000     $  592,000
 Brunner Mond Group sr sub nts
   11.00% 7/15/08 ................................        400,000        254,000
 Geo Specialty Chemicals sr sub nts
   10.125% 8/1/08 ................................        200,000        192,000
 Huntsman sr sub nts 9.50% 7/1/07 ................        400,000        388,000
 Koppers Industries unsec sr sub nts
   9.875% 12/1/07 ................................        500,000        510,625
 LaRoche Industries sr sub nts
   9.50% 9/15/07 .................................      1,500,000      1,200,000
 Lyondell Chemical sr sub nts
   10.875% 5/1/09 ................................        500,000        521,250
 ZSC Specialty Chemicals sr nts
   11.00% 7/1/09 .................................        500,000        505,000
                                                                      ----------
                                                                       4,162,875
                                                                      ----------
 Computers & Technology-1.68%
+Cellnet Data Systems sr disc nts
   14.00% 10/1/07 ................................      1,000,000        420,000
 PSINet sr nts 10.00% 2/15/05 ....................      1,340,000      1,343,350
 Statia Terminals mtg nts
   11.75% 11/15/03 ...............................        250,000        273,750
                                                                      ----------
                                                                       2,037,100
                                                                      ----------
 Consumer Products-5.19%
 Albecca sr sub nts 10.75% 8/15/08 ...............        500,000        420,000
 Derby Cycle sr unsec nts
   10.00% 5/15/08 ................................      1,300,000      1,053,000
 Desa International sr sub nts
   9.875% 12/15/07 ...............................      1,115,000        858,550
 Drypers sr nts 10.25% 6/15/07 ...................        500,000        402,500
 Home Interiors and Gifts sr sub nts
   10.125% 6/1/08 ................................      1,450,000      1,450,000
 Iron Age co guarantee 9.875% 5/1/08 .............      1,000,000        760,000
+Iron Age sr disc nts 12.125% 5/1/09 .............        500,000        170,000
 Outboard Marine co guarantee
   10.75% 6/1/08 .................................        850,000        586,500
 Riddell Sports sr unsec sub nts
   10.50% 7/15/07 ................................        400,000        364,000
 Spinnaker Industries sr nts
   10.75% 10/15/06 ...............................        300,000        225,000
                                                                      ----------
                                                                       6,289,550
                                                                      ----------
 Electronics & Electrical Equipment-0.94%
 Amkor Technologies sr nts 9.25% 5/1/06 ..........      1,000,000        973,750
+Electronic Retailing Systems
  sr disc nts 13.25% 2/1/04 ......................        500,000        162,500
                                                                      ----------
                                                                       1,136,250
                                                                      ----------
 Energy-1.38%
 Michael Petroleum sr nts 11.50% 4/1/05 ..........        225,000        119,250
 RBF Finance co guarantee
   11.375% 3/15/09 ...............................        875,000        905,625
+Universal Compression sr disc nts
   9.875% 2/15/08 ................................      1,000,000        650,000
                                                                      ----------
                                                                       1,674,875
                                                                      ----------

                                                                    Delchester-1

Delchester Series
Statement of Net Assets (Continued)


                                                        Principal       Market
                                                         Amount         Value
 CORPORATE BONDS (Continued)
 Food, Beverage & Tobacco-4.40%
 Ameriking sr nts 10.75% 12/1/06 ...............      $  200,000      $  212,000
 Ameriserve Food sr sub nts
   10.125% 7/15/07 .............................       1,000,000         850,000
 Canandaigua Brands co guarantee
   8.50% 3/1/09 ................................       1,000,000         972,500
 Carrols sr sub nts 9.50% 12/1/08 ..............         800,000         766,000
 CKE Restuarants sr sub nts
   9.125% 5/1/09 ...............................         500,000         465,000
 Core-Mark International sr sub nts
   11.375% 9/15/03 .............................         200,000         196,000
+Del Monte Foods 12.50% 12/15/07 ...............         581,000         435,750
 DiGiorgio sr nts 10.00% 6/15/07 ...............         650,000         628,875
 Fresh Foods co guarantee
   10.75% 6/1/06 ...............................         800,000         802,000
                                                                      ----------
                                                                       5,328,125
                                                                      ----------
 Healthcare & Pharmaceuticals-2.87%
+Alaris Medical sr disc nts
   11.125% 8/1/08 ..............................       1,435,000         789,250
 Alliance Imaging sr sub nts
   9.625% 12/15/05 .............................         500,000         496,875
 Dynacare sr nts 10.75% 1/15/06 ................         300,000         306,000
 Insight Health Services co guarantee
   9.625% 6/15/08 ..............................       1,000,000         960,000
 Kinetic Concepts sr sub nts
   9.625% 11/1/07 ..............................       1,000,000         922,500
                                                                      ----------
                                                                       3,474,625
                                                                      ----------
 Industrial Machinery-2.12%
 Burke Industries unsec sr nts
   10.00% 8/15/07 ..............................         500,000         380,000
 Safety Components International
   sr sub nts 10.125% 7/15/07 ..................         600,000         540,000
 Tokheim sr sub nts 11.375% 8/1/08 .............         700,000         658,000
 United Rentals nts 9.00% 4/1/09 ...............       1,000,000         990,000
                                                                      ----------
                                                                       2,568,000
                                                                      ----------
 Leisure, Lodging & Entertainment-5.37%
+Aladdin Gaming units 13.50% 3/1/10 ............       1,250,000         575,000
 Florida Panthers sr sub nts
   9.875% 4/15/09 ..............................       1,250,000       1,200,000
 HMH Properties sr nts 8.45% 12/1/08 ...........         825,000         783,750
 Harrahs Operating co guarantee
   7.875% 12/15/05 .............................         400,000         388,000
 Horseshoe Gaming sr sub nts
   8.625% 5/15/09 ..............................       1,000,000         970,000
 Hollywood Park 9.250% 2/15/07 .................         400,000         396,000
 Mohegan Tribal Gaming unsec
   sr sub nts 8.75% 1/1/09 .....................         750,000         742,500
 Park Place Entertainment unsec
   sr sub nts 7.875% 12/15/05 ..................         600,000         571,500
 United Artists Theatre sr sub nts
   9.75% 4/15/08 ...............................       1,175,000         881,250
                                                                      ----------
                                                                       6,508,000
                                                                      ----------

                                                        Principal       Market
                                                         Amount         Value
 CORPORATE BONDS (Continued)
 Metals & Mining-4.69%
 AK Steel sr nts 7.875% 2/15/09 ................      $  700,000      $  679,000
 Algoma Steel mtg nts 12.375% 7/15/05 ..........         950,000         931,000
 Doe Run Resources co guarantee
   11.25% 3/15/05 ..............................       1,200,000       1,092,000
 Great Lakes Carbon co guarantee
   10.25% 5/15/08 ..............................         750,000         765,000
 Jorgensen Earle sr nts 9.50% 4/1/05 ...........         800,000         760,000
 Metallurg co guarantee 11.00% 12/7/07 .........       1,000,000         980,000
 Republic Engineered Steel mtg nts
   9.875% 12/15/01 .............................         450,000         469,125
                                                                      ----------
                                                                       5,676,125
                                                                      ----------
 Paper & Forest Products-0.85%
 Fibermark sr nts 9.375% 10/15/06 ..............         400,000         407,500
 MAXXAM Group sr sec nts
   12.000% 8/1/03 ..............................         600,000         621,000
                                                                      ----------
                                                                       1,028,500
                                                                      ----------
 Retail-3.12%
 Advance Stores sr sub nts
   10.25% 4/15/08 ..............................         800,000         770,000
 Fleming sr sub nts 10.50% 12/1/04 .............         500,000         475,000
 Frank's Nursery & Crafts sr sub nts
   10.25% 3/1/08 ...............................         800,000         799,000
 Jitney-Jungle Stores unsec sr sub nts
   10.375% 9/15/07 .............................       1,300,000         598,000
 Just for Feet sr sub nts 11.00% 5/1/09 ........         500,000         330,000
 Leslie's Poolmart sr nts
   10.375% 7/15/04 .............................         500,000         520,000
 St John Knits sr sub nts 12.50% 7/1/09 ........         300,000         295,848
                                                                      ----------
                                                                       3,787,848
                                                                      ----------
 Telecommunications-17.16%
 AMSC Acquisition sr nts 12.25% 4/1/08 .........         650,000         507,000
 Arch Communications sr nts
   12.75% 7/1/07 ...............................         800,000         688,000
 Arch Escrow sr nts 13.75% 4/15/08 .............         500,000         450,000
 BTI Telecom sr nts 10.50% 9/15/07 .............         600,000         540,000
+Call-Net Enterprises sr disc nts
   10.80% 5/15/09 ..............................       1,250,000         693,750
 Covad Communications Group sr nts
   12.50% 2/15/09 ..............................         250,000         241,250
+Econophone sr disc nts 11.00% 2/15/08 .........       1,300,000         728,000
+GST USA sr disc nts 13.875% 12/15/05 ..........       1,000,000         825,000
 Hyperion Telecommunications sr nts
   12.25% 9/1/04 ...............................         750,000         793,125
 Intermedia Communications sr nts
   9.50% 3/1/09 ................................         800,000         776,000
+KMC Telecom Holdings sr disc nts
   12.50% 2/15/08 ..............................       2,500,000       1,337,500
 Level 3 Communications sr nts
   9.125% 5/1/08 ...............................       1,300,000       1,283,750
 McLeodUSA sr nts 8.125% 2/15/09 ...............       1,000,000         940,000
 Metrocall unsec sr sub nts
   10.375% 10/1/07 .............................       1,275,000         930,750

                                                                    Delchester-2

Delchester Series
Statement of Net Assets (Continued)


                                                       Principal        Market
                                                         Amount         Value
 CORPORATE BONDS (Continued)
 Telecommunications (Continued)
 Metromedia Fiber sr nts
   10.00% 11/15/08 .............................     $   350,000     $   360,500
+Microcell Telecommunications
   sr disc nts 14.00% 6/1/06 ...................       1,260,000       1,017,450
+NEXTEL Communications
   sr disc nts 9.95% 2/15/08 ...................       2,000,000       1,385,000
 Nextlink Communications
   sr nts 9.625% 10/1/07 .......................         800,000         780,000
 Pathnet sr nts 12.25% 4/15/08 .................         300,000         174,000
+RCN sr disc nts 9.80% 2/15/08 .................         900,000         571,500
+RCN sr disc nts 11.125% 10/15/07 ..............       1,000,000         672,500
 RCN sr nts 10.00% 10/15/07 ....................         200,000         202,000
+Rhythms Netconnections Units
   13.50% 5/15/08 ..............................         450,000         234,000
 Rhythms Netconnections
   12.75% 4/15/09 ..............................         250,000         235,625
+Telecorp PCS sr disc nts
   11.625% 4/15/09 .............................       1,500,000         840,000
+Teligent sr disc nts 11.50% 3/1/08 ............       1,750,000       1,080,625
 Teligent sr nts 11.50% 12/1/07 ................       1,300,000       1,335,750
 USA Mobile Communication sr nts
   14.00% 11/1/04 ..............................         500,000         485,000
+Viatel units 12.50% 4/15/08 ...................       1,050,000         674,625
                                                                     -----------
                                                                      20,782,700
                                                                     -----------
 Textiles, Apparel & Furniture-0.77%
 Globe Manufacturing sr sub nts
   10.00% 8/1/08 ...............................         550,000         418,000
 Grove Worldwide sr sub nts
   9.25% 5/1/08 ................................         600,000         516,000
                                                                     -----------
                                                                         934,000
                                                                     -----------
 Transportation & Shipping-2.09%
 ATLAS AIR sr nts 9.25% 4/15/08 ................         750,000         721,875
 Continental Airlines nts
   8.00% 12/15/05 ..............................         500,000         475,000
 First Wave Marine sr nts 11.00% 2/1/08 ........         900,000         851,625
 Millenium Seacarriers units
   12.00% 7/15/05 ..............................         200,000         146,000
 Navigator Gas Transport nts
   10.50% 6/30/07 ..............................         400,000         200,000
 Navigator Gas Transport units
   12.00% 6/30/07 ..............................         400,000         132,000
                                                                     -----------
                                                                       2,526,500
                                                                     -----------
 Utilities-1.00%
 Trench Electric & Trench co guarantee
   10.25% 12/15/07 .............................       1,250,000       1,212,500
                                                                     -----------
                                                                       1,212,500
                                                                     -----------

                                                    Principal           Market
                                                      Amount            Value
 CORPORATE BONDS (Continued)
 Miscellaneous-2.27%
 Building One Services sr sub nts
   10.50% 5/1/09 ...............................   $   200,000       $   190,000
 Group Maintenance sr sub nts
   9.750% 1/15/09 ..............................       525,000           519,750
 Indesco International sr sub nts
   9.75% 4/15/08 ...............................       500,000           330,000
 Lear Corp sr nts 8.11% 5/15/09 ................     1,500,000         1,436,250
 Protection One sr sub nts
   8.125% 1/15/09 ..............................       200,000           190,000
+Spin Cycle units 12.75% 5/1/05 ................       500,000            90,000
                                                                     -----------
                                                                       2,756,000
                                                                     -----------
 Total Corporate Bonds
   (cost $96,403,117) ..........................                      87,428,167
                                                                     -----------
                                                         Number
                                                        of Shares
 PREFERRED STOCK-1.12%
 Dobson Communications .........................             299         302,071
 Eagle-Picher Holdings .........................           9,000         477,000
 Nebco Evans Holding pik .......................           4,586         183,458
 Pegasus Communications pik ....................           1,046         110,889
 PEGASUS Communications Unit ...................           2,500         280,000
 TCR Holdings Class B ..........................           3,802             228
 TCR Holdings Class C ..........................           2,091             117
 TCR Holdings Class D ..........................           5,512             292
 TCR Holdings Class E ..........................          11,405             719
                                                                     -----------
 Total Preferred Stock
 (cost $1,608,286) .............................                       1,354,774
                                                                     -----------

 CONVERTIBLE PREFERRED STOCK-0.35%
 E.Spire Communications pik ....................           8,071         422,516
                                                                     -----------
 Total Convertible Preferred Stock
   (cost $788,504) .............................                         422,516
                                                                     -----------
 RIGHTS & WARRANTS-0.88%
*Aladdin Gaming ................................          12,500              13
*American Banknote .............................          18,723          15,000
*American Mobile Satellite .....................           3,569          38,000
*Cellnet Data Systems ..........................          13,671          10,500
*Electronic Retailing System ...................             500              63
*Gothic Energy .................................           1,400           1,400
*KMC Telecom Holdings ..........................           1,500          37,500
*Nextel International ..........................              31             750
*Pathnet .......................................             300           3,000
*Rhythms Netconnections ........................          22,848         934,626
*Terex Appreciation ............................             800          19,200
                                                                     -----------
 Total Rights & Warrants
   (cost $113,816) .............................                       1,060,052
                                                                     -----------

                                                                    Delchester-3

Delchester Series
Statement of Net Assets (Continued)

                                                      Principal        Market
                                                        Amount         Value
REPURCHASE AGREEMENTS-23.54%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by
   $4,950,000 U.S. Treasury Notes
   5.375% due 2/15/01, market value
   $5,025,019 and $2,475,000
   U.S. Treasury Notes 6.375% due
   9/30/01, market value $2,543,506
   and $2,121,000 U.S. Treasury Notes
   6.125% due 12/31/01, market
   value $2,135,561) ...........................     $ 9,464,000     $ 9,464,000
With J.P. Morgan Securities 4.70%
   7/1/99 (dated 6/30/99, collateralized
   by $2,733,000 U.S. Treasury Notes
   6.375% due 8/15/02, market value
   $2,836,001 and $2,475,000 U.S.
   Treasury Notes 6.25% due 8/31/02,
   market value $2,551,304 and
   $1,712,000 U.S. Treasury Notes
   5.75% due 11/30/02, market
   value $1,712,162 and $2,475,000
   U.S. Treaury Notes 5.50% due
   1/31/03, market value $2,499,582) ...........       9,406,000       9,406,000

                                                      Principal        Market
                                                        Amount         Value
REPURCHASE AGREEMENTS (Continued)
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized by
   $2,336,000 U.S. Treasury Notes
   7.125% due 2/29/00, market
   value $2,418,237 and $2,475,000
   U.S. Treasury Notes 5.625% due
   11/30/00, market value $2,485,526
   and $4,950,000 U.S. Treasury
   Notes 5.75% due 11/30/02, market
   value $4,951,450) ...........................     $ 9,652,000    $ 9,652,000
                                                                   -------------
Total Repurchase Agreements
   (cost $28,522,000) ..........................                     28,522,000
                                                                   -------------

TOTAL MARKET VALUE OF SECURITIES-98.06% (cost $127,435,723) ...... $118,787,509

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-1.94% ............    2,356,130
                                                                   ------------
NET ASSETS APPLICABLE TO 15,016,018 SHARES ($0.01 Par Value)
   OUTSTANDING; EQUIVALENT TO $8.07 PER SHARE-100.00% ............ $121,143,639
                                                                   ============
COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common stock, $0.01 par value, 1,000,000,000 shares authorized to the Fund with 50,000,000 shares allocated to the Series ..... $138,518,550
Undistributed net investment income ..............................       48,090
Accumulated net realized loss on investments .....................   (8,774,787)
Net unrealized depreciation on investments .......................   (8,648,214)
                                                                   ------------
Total net assets ................................................. $121,143,639
                                                                   ============
----------
* Non-income producing security for the period ended June 30, 1999
+ Zero coupon security as of June 30, 1999. The coupon shown is the step up rate.

Summary of Abbreviations:
co guarantee - company guaranteed
disc - discount
mtg - mortgage
nts - notes
pik - pay-in-kind
sr - senior
sub - subordinated
unsec - unsecured

                             See accompanying notes

                                                                    Delchester-4

Delaware Group Premium Fund, Inc.-
Delchester Series
Statement of Operations
Six months ended June 30, 1999 (Unaudited)


INVESTMENT INCOME:
Interest ...................................................        $ 6,013,251
Dividends ..................................................            138,951
                                                                    -----------
                                                                      6,152,202
                                                                    -----------

EXPENSES:
Management fees ............................................            380,793
Accounting and administration ..............................             27,908
Professional fees ..........................................              6,099
Taxes (other than taxes on income) .........................              4,100
Registration fees ..........................................              1,738
Reports and statements to shareholders .....................              1,442
Directors' fees ............................................              1,207
Dividend disbursing and transfer agent fees
   and expenses ............................................                711
Other ......................................................              3,991
                                                                    -----------
                                                                        427,989
                                                                    -----------
Less expenses paid in directly .............................             (1,422)
Total expenses .............................................            426,567
                                                                    -----------

NET INVESTMENT INCOME ......................................          5,725,635
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized loss on investments ...........................         (7,469,976)
Net change in unrealized appreciation /
   depreciation of investments .............................          2,397,026
                                                                    -----------
NET REALIZED AND UNREALIZED
   LOSS ON INVESTMENTS .....................................         (5,072,950)
                                                                    -----------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................        $   652,685
                                                                    ===========

                             See accompanying notes

Delaware Group Premium Fund, Inc.-
Delchester Series
Statements of Changes in Net Assets

                                                   Six Months           Year
                                                  Ended 6/30/99         Ended
                                                   (Unaudited)        12/31/98
                                                  -------------       --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ........................     $ 5,725,635    $  11,358,280
Net realized loss on investments .............      (7,469,976)        (577,975)
Net change in unrealized appreciation /
   depreciation of investments ...............       2,397,026      (13,468,140)
                                                   -----------    -------------
Net increase (decrease) in net assets
   resulting from operations .................         652,685       (2,687,835)
                                                   -----------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ........................      (5,795,668)     (11,317,743)
Net realized gain on investments .............        (726,836)         (32,038)
                                                   -----------    -------------
                                                    (6,522,504)     (11,349,781)
                                                   -----------    -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ....................      17,048,061       45,702,613
Net asset value of shares issued upon
   reinvestment of distributions from net
   investment income and net realized
   gain on investments .......................       6,593,911       11,048,248
                                                   -----------    -------------
                                                    23,641,972       56,750,861
Cost of shares repurchased ...................     (17,336,786)     (20,879,855)
                                                   -----------    -------------
Increase in net assets derived from
   capital share transactions ................       6,305,186       35,871,006
                                                   -----------    -------------

NET INCREASE IN NET ASSETS ...................         435,367       21,833,390
                                                   -----------    -------------

NET ASSETS:
Beginning of period ..........................     120,708,272       98,874,882
                                                   -----------    -------------
End of period ................................    $121,143,639     $120,708,272
                                                  ============    =============

                             See accompanying notes

                                                                    Delchester-5

Delaware Group Premium Fund, Inc.-Delchester Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                            Six Months
                                                           Ended 6/30/99                   Year Ended December 31,
                                                          (Unaudited)(1)    1998         1997        1996        1995         1994
                                                          --------------------------------------------------------------------------
Net asset value, beginning of period .....................     $8.460      $9.510       $9.170      $8.940       $8.540      $9.770

Income (loss) from investment operations:
Net investment income ....................................      0.386       0.906        0.863       0.853        0.872       0.962
Net realized and unrealized gain (loss) on investments ...     (0.335)     (1.048)       0.332       0.230        0.400      (1.230)
                                                               ------     -------       ------      ------       ------      ------
Total from investment operations .........................      0.051      (0.142)       1.195       1.083        1.272      (0.268)
                                                               ------     -------       ------      ------       ------      ------
Less dividends and distributions:
Dividends from net investment income .....................     (0.391)     (0.905)      (0.855)     (0.853)      (0.872)     (0.962)
Distributions from net realized gain on investments ......     (0.050)     (0.003)        none        none         none        none
                                                               ------     -------       ------      ------       ------      ------
Total dividends and distributions ........................     (0.441)     (0.908)      (0.855)     (0.853)      (0.872)     (0.962)
                                                               ------     -------       ------      ------       ------      ------

Net asset value, end of period ...........................     $8.070      $8.460       $9.510      $9.170       $8.940      $8.540
                                                               ======      ======       ======      ======       ======      ======
Total return .............................................      0.57%      (1.83%)      13.63%      12.79%       15.50%      (2.87%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..................   $121,144    $120,708      $98,875     $67,665      $56,605     $43,686
Ratio of expenses to average net assets ..................      0.70%       0.70%        0.70%       0.70%        0.69%       0.72%
Ratio of net investment income to average net assets .....      9.34%       9.85%        9.24%       9.54%        9.87%      10.56%
Portfolio turnover .......................................        92%         86%         121%         93%          74%         47%

----------
(1)Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

                                                                    Delchester-6

Delaware Group Premium Fund, Inc.-Delchester Series
Notes to Financial Statements
June 30, 1999 (Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Delchester Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the lasted quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

The Delchester Series declares dividends daily from net investment income and pays such dividends monthly. Distributions from net realized gain on investments, if any, normally will be distributed following the close of the fiscal year.

Certain expenses of the Series are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $1,422 for the period ended June 30, 1999. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no credits for the period ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.65% of the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1,500 million and 0.50% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.60% on the average daily net assets of the Series, less the fees paid to the unaffiliated directors.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.80% of average daily net assets of the Series through October 31, 1999. No reimbursement was due for the period ended June 30, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

                                                                    Delchester-7

Delchester Series
Notes to Financial Statements (Continued)


On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                                                 Dividend disbursing        Other
                                  Investment        transfer agent,         expenses
                                  management       accounting fees          payable
                                fee payable to    and other expenses         to DMC
                                     DMC            payable to DSC        and affiliates
                                --------------     -------------------    --------------
                                    $51,047             $3,447               $12,073

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the six months ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases .....................  $45,433,225
   Sales .........................  $56,598,457

The cost of investments for federal income tax purposes approximates cost for book purposes.

At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                                                        Aggregate             Aggregate
                                     Cost of           unrealized             unrealized      Net unrealized
                                   investments        appreciation           depreciation      depreciation
                                  ------------        ------------           ------------     --------------
                                  $127,445,974         $1,445,005           ($10,103,470)      ($8,658,465)

For federal income tax purposes, the Series had accumulated capital losses at December 31, 1998 as follows:

                                      Year of
                                    expiration
                                       2006
                                    ----------
                                     $567,724

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                    Shares issued upon
                                                      reinvestment of
                                                  distributions from net
                                                     investment income
                                                   and net realized gain        Shares             Net
                                    Shares sold      on investments           repurchased        increase
                                    -----------   ----------------------      -----------        --------
Period ended June 30, 1999.......    2,043,285           791,313              (2,083,107)         751,491
Year ended December 31, 1998.....    4,940,859         1,206,292              (2,277,223)       3,869,928

5. Credit and Market Risk
The Series may invest in high-yield fixed income securities which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

                                                                    Delchester-8

Delaware Group Premium Fund, Inc.-Delchester Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - Delchester Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                                          Shares   Shares Voted
                                                          Voted      Withheld
                                                           For       Authority
                                                          ------   ------------
   Jeffrey J. Nick ..................................  13,843,382     216,809
   Walter P. Babich .................................  13,843,382     216,809
   John H. Durham ...................................  13,843,382     216,809
   Anthony D. Knerr .................................  13,795,552     264,638
   Ann R. Leven .....................................  13,792,268     267,923
   Thomas F. Madison ................................  13,843,382     216,809
   Charles E. Peck ..................................  13,842,462     217,729
   Wayne A. Stork ...................................  13,842,462     217,729
   Jan L. Yeomans ...................................  13,755,213     304,978

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.
                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                         12,568,488     414,390     1,077,313

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                          12,812,366    276,683      971,142

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                          12,628,205    437,516      994,470

3C. To adopt a new fundamental investment restriction concerning underwriting.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                          12,791,271    271,690      997,230

3D. To adopt a new fundamental investment restriction concerning investments in real estate.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                           12,656,587   421,617      981,987

3E. To adopt a new fundamental investment restriction concerning investments in commodities.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                           12,618,875   447,765      993,551

3F. To adopt a new fundamental investment restriction concerning lending by the Fund.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                           12,675,902   384,037     1,000,252

3G. To reclassify all current fundamental investment restrictions as non-fundamental.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                          12,742,128    304,671     1,013,392

4. To approve a new investment management agreement with Delaware Management Company.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                         12,800,995     265,777      993,419

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                          13,247,456     51,640      761,095

6. To approve the restructuring of Delaware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                          12,764,725    200,384     1,095,082

                                                                    Delchester-9

Delaware Group Premium Fund, Inc.-Devon Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                    Number      Market
                                                  of Shares     Value
 COMMON STOCK-92.94%
 Automobiles & Automotive Parts-2.94%
 Danaher ........................................   19,100   $ 1,110,188
 Federal Signal .................................   77,900     1,650,506
                                                             -----------
                                                               2,760,694
                                                             -----------
 Banking, Finance & Insurance-14.60%
 AFLAC ..........................................   30,300     1,450,613
 American International Group ...................   10,725     1,255,495
 Bank One .......................................   29,600     1,763,050
 Compass Bancshares .............................   31,100       848,447
 Equifax ........................................   67,800     2,419,613
 Federal Home Loan Mortgage .....................   36,500     2,117,000
 Nationwide Financial Services-Class A ..........   31,000     1,402,750
 Protective Life ................................   22,300       735,900
 Unionbancal Corporation ........................   25,500       921,188
*Unum ...........................................   14,600       799,350
                                                             -----------
                                                              13,713,406
                                                             -----------
 Buildings & Materials-4.47%
 Masco ..........................................  105,600     3,049,200
 Premark International ..........................   30,600     1,147,500
                                                             -----------
                                                               4,196,700
                                                             -----------
 Cable, Media & Publishing-0.48%
 Wallace Computer Services ......................   18,000       450,000
                                                             -----------
                                                                 450,000
                                                             -----------
 Chemicals-1.18%
 Valspar ........................................   29,200     1,109,600
                                                              ----------
                                                               1,109,600
                                                              ----------
 Computers & Technology-8.45%
 Computer Associates International ..............   32,200     1,771,000
 Hewlett-Packard ................................   31,200     3,135,600
 International Business Machines ................   14,800     1,912,900
*SunGard Data Systems ...........................   32,500     1,121,250
                                                              ----------
                                                               7,940,750
                                                              ----------
 Consumer Products-3.23%
 Dial ...........................................   81,600     3,034,500
                                                              ----------
                                                               3,034,500
                                                              ----------
 Electronics & Electrical Equipment-8.13%
 Honeywell ......................................   16,000     1,854,000
 Intel ..........................................   20,400     1,213,163
 Pittston Brink's Group .........................   24,300       650,025
 Symbol Technologies ............................   81,825     3,017,297
 Teleflex .......................................   20,700       899,156
                                                              ----------
                                                               7,633,641
                                                              ----------
 Energy-4.96%
 Anadarko Petroleum .............................   12,000       441,750
 BP Amoco plc - ADR .............................   10,118     1,097,803
*Compagnie Francaise de Petroleum ...............   20,000     1,288,750
 Schlumberger Limited ...........................   14,300       910,731
 Unocal .........................................   23,100       915,338
                                                              ----------
                                                               4,654,372
                                                              ----------
 Environmental Services-3.64%
 Ecolab .........................................   78,300     3,415,838
                                                             -----------
                                                               3,415,838
                                                             -----------
 Food, Beverage & Tobacco-3.51%
 Bestfoods ......................................   17,700       876,150
 Suiza Foods ....................................   28,600     1,197,625
 Universal Foods ................................   58,000     1,225,250
                                                              ----------
                                                               3,299,025
                                                              ----------

----------
 Top 10 stocks representing 33.33% of net assets, are in bold

                                                    Number      Market
                                                   of Shares     Value
 COMMON STOCK (Continued)
 Healthcare & Pharmaceuticals-11.06%
 Astrazeneca - ADR .............................    18,500   $   724,969
 American Home Products ........................    49,300     2,834,750
*Biomet ........................................    29,500     1,170,781
 Johnson & Johnson .............................    14,000     1,372,000
 Mylan Laboratories ............................   115,700     3,066,050
*Watson Pharmaceutical .........................    34,700     1,216,669
                                                              ----------
                                                              10,385,219
                                                              ----------
 Leisure, Lodging & Entertainment-1.25%
 Viad ..........................................    38,100     1,178,719
                                                              ----------
                                                               1,178,719
                                                              ----------
 Real Estate-1.87%
 CarrAmerica Realty ............................    17,400       435,000
 Developers Diversified Realty .................    38,300       636,738
 Nationwide Health Properties ..................    12,800       244,000
 Sun Communities ...............................    12,500       443,750
                                                              ----------
                                                               1,759,488
                                                              ----------
 Retail-4.97%
 Food Lion-Class A .............................    75,500       898,922
 Intimate Brands ...............................    34,125     1,616,672
 Rite Aid ......................................    37,600       925,900
 Sherwin-Williams ..............................    36,000       999,000
 Storage USA ...................................     7,100       226,313
                                                              ----------
                                                               4,666,807
                                                              ----------
 Telecommunications-7.75%
 Alltel ........................................    16,500     1,179,750
 Cincinnati Bell ...............................    40,000       997,500
 GTE ...........................................    13,500     1,021,781
 Nortel Networks ...............................     6,400       555,600
 SBC Communications ............................    60,800     3,526,400
                                                              ----------
                                                               7,281,031
                                                              ----------
 Textiles, Apparel & Furniture-2.55%
 HON Industries ................................    48,000     1,401,000
 Hillenbrand Industries ........................    23,000       994,750
                                                              ----------
                                                               2,395,750
                                                              ----------
 Utilities-0.63%
 CMS Energy ....................................    14,200       594,647
                                                              ----------
                                                                 594,647
                                                              ----------
 Miscellaneous-7.27%
 Pentair .......................................    18,700       855,525
 Stewart Enterprises ...........................   148,800     2,162,250
 Tyco International ............................    40,200     3,808,950
                                                              ----------
                                                               6,826,725
                                                              ----------
 Total Common Stock
  (cost $77,012,177) ...........................              87,296,912
                                                              ----------

 CONVERTIBLE PREFERRED STOCK-1.31%
 Freeport McMoRan Copper & Gold ................    21,800       408,750
 Sealed Air ....................................    13,090       818,125
                                                              ----------
 Total Convertible Preferred Stock
  (cost $1,226,875) ............................               1,226,875
                                                              ----------



                                                                         Devon-1

Devon Series
Statement of Net Assets (Continued)


                                                        Principal     Market
                                                         Amount       Value
REPURCHASE AGREEMENTS-7.22%
With Chase Manhatten 4.65% 7/1/99
   (dated 6/30/99, collateralized by
   $1,177,000 U.S. Treasury Notes
   5.375% due 2/15/01, market value
   $1,195,246 and $504,000
   U.S. Treasury Notes 6.125% due
   12/31/01, market value $507,962
   and $589,000 U.S. Treasury Notes
   6.375% due 9/30/01, market
   value $604,996)..................................   $2,251,000  $2,251,000
With J.P. Morgan Securities 4.70% 7/1/99
   (dated 6/30/99, collateralized by
   $589,000 U.S. Treasury Notes 5.50%
   due 1/31/03, market value $594,548
   and $407,000 U.S. Treasury Notes
   5.75% due 11/30/02, market value
   $407,253 and $589,000
   U.S. Treasury Notes 6.25% due
   8/31/02, market value $606,850 and
   $650,000 U.S. Treasury Notes 6.375%
   due 8/15/02, market value $674,568)..............    2,237,000   2,237,000

                                                        Principal     Market
                                                         Amount       Value
With PaineWebber 4.80% 7/1/99 (dated 6/30/99,
   collateralized by $589,000 U.S. Treasury
   Notes 5.625% due 11/30/00, market value
   $591,204 and $1,177,000 U.S. Treasury
   Notes 5.75% due 11/30/02, market value
   $1,177,746 and $556,000 U.S. Treasury
   Notes 7.125% due 2/29/00, market value
   $575,199)........................................   $2,296,000  $2,296,000
                                                                   ----------
Total Repurchase Agreements
   (cost $6,784,000)................................                6,784,000
                                                                   ----------




TOTAL MARKET VALUE OF SECURITIES-101.47% (cost $85,023,052).....  $95,307,787

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(1.47%).........   (1,381,206)
                                                                  -----------
NET ASSETS APPLICABLE TO 6,204,313 SHARES ($.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO $15.14 PER SHARE-100.00%..........  $93,926,581
                                                                  ===========

COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common stock, $.01 par value, 1,000,000,000 shares
   authorized to the Fund with 50,000,000 shares
   allocated to the Series......................................  $84,542,701
Undistributed net investment income.............................      368,025
Accumulated net realized loss on investments....................   (1,268,880)
Net unrealized appreciation of investments......................   10,284,735
                                                                  -----------
Total net assets................................................  $93,926,581
                                                                  ===========

----------
* Non-income producing security for the six months ended June 30, 1999. ADR - American Depository Receipt

                             See accompanying notes


                                                                         Devon-2

Delaware Group Premium Fund, Inc.-
Devon Series
Statement of Operations
Six Months Ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:
Dividends .............................   $   514,875
Interest ..............................       179,884
                                          -----------
                                              694,759
                                          -----------
EXPENSES:
Management fees .......................       254,564
Accounting and administration .........        15,802
Reports and statements to shareholders         10,022
Registration fees .....................         6,786
Professional fees .....................         6,450
Custodian fees ........................         5,980
Dividend disbursing and transfer agent
   fees and expenses ..................         3,747
Taxes (other than taxes on income) ....         2,607
Directors' fees .......................           801
Other .................................         4,244
                                          -----------
                                              311,003
                                          -----------
Less expenses paid indirectly .........        (2,278)
                                          -----------
Total expenses ........................       308,725

NET INVESTMENT INCOME .................       386,034
                                          -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized loss on investments ......    (1,261,275)
Net change in unrealized appreciation /
   depreciation of investments ........     1,842,702
                                          -----------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS .....................       581,427
                                          -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..........   $   967,461
                                          ===========

                             See accompanying notes

Delaware Group Premium Fund, Inc.-
Devon Series
Statements of Changes in Net Assets

                                             Six Months              Year
                                            Ended 6/30/99            Ended
                                             (Unaudited)            12/31/98
                                            ------------          ------------
INCREASE IN NET ASSETS
   FROM OPERATIONS:
Net investment income ...................   $    386,034          $    476,986
Net realized gain (loss) on investments .     (1,261,275)              947,836
Net change in unrealized appreciation /
   depreciation of investments ..........      1,842,702             7,281,217
                                            ------------          ------------
Net increase in net assets resulting
   from operations ......................        967,461             8,706,039
                                            ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ...................       (490,185)             (109,925)
Net realized gain on investments ........       (947,691)             (281,684)
                                            ------------          ------------
                                              (1,437,876)             (391,609)
                                            ------------          ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ...............     30,003,201            48,520,957
Net asset value of shares issued upon
   reinvestment of distributions from net
   investment income and net realized
   gain on investments ..................      1,437,876               391,609
                                            ------------          ------------
                                              31,441,077            48,912,566
Cost of shares repurchased ..............     (5,758,346)           (5,166,222)
                                            ------------          ------------
Increase in net assets derived from
   capital share transactions ...........     25,682,731            43,746,344
                                            ------------          ------------
NET INCREASE IN NET ASSETS ..............     25,212,316            52,060,774
                                            ------------          ------------
NET ASSETS:
Beginning of period .....................     68,714,265            16,653,491
                                            ------------          ------------
End of period ...........................   $ 93,926,581          $ 68,714,265
                                            ============          ============

                             See accompanying notes

                                                                         Devon-3

Delaware Group Premium Fund, Inc.-Devon Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                             Six Months        Year         5/1/97(1)
                                                           Ended 6/30/99(2)    Ended          to
                                                            (Unaudited)       12/31/98     12/31/97
                                                           -------------      --------     --------
Net asset value, beginning of period ......................   $15.440         $ 12.730     $ 10.000

Income (loss) from investment operations:
Net investment income .....................................     0.043            0.106        0.080
Net realized and unrealized gain (loss)
   on investments .........................................    (0.079)           2.889        2.650
                                                              -------         --------     --------
Total from investment operations ..........................    (0.036)           2.995        2.730
                                                              -------         --------     --------
Less dividends and distributions:
Dividends from net investment income ......................    (0.090)          (0.080)        none
Distributions from net realized gain
   on investments .........................................    (0.174)          (0.205)        none
                                                              -------         --------     --------
Total dividends and distributions .........................    (0.264)          (0.285)        none
                                                              -------         --------     --------
Net asset value, end of period ............................   $15.140         $ 15.440     $ 12.730
                                                              =======         ========     ========

Total return ..............................................    (0.10%)          24.05%       27.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................   $93,927         $ 68,714     $ 16,653
Ratio of expenses to average net assets ...................     0.76%            0.66%        0.80%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly     0.77%            0.66%        0.91%
Ratio of net investment income to average net assets ......     0.95%            1.30%        2.01%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly     0.94%            1.30%        1.90%
Portfolio turnover ........................................       43%              34%          80%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes



                                                                         Devon-4

Delaware Group Premium Fund, Inc.-Devon Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Devon Series (the "Series").
The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Devon Series will make payments from net investment income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $946 for the period ended June 30, 1999. In addition, the Fund may receive earnings credit from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $1,332 for the six months ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
Commencing May 1, 1999, and in accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the rate of 0.65% on the first $500 million of average daily net assets of the series, 0.60% on the next $500 million, 0.55% on the next $1,500 million and 0.50% on the average daily net assets in excess of $2,500 million. Prior to May 1, 1999, the Series paid DMC an annual fee which was calculated at the rate of 0.60% on the average daily net assets of the Series.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.80% of average daily net assets of the Series through October 31, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting and administration services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.


                                                                         Devon-5

Devon Series
Notes to Financial Statements (Continued)


On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                                       Dividend disbursing
                       Investment        transfer agent,
                       management        accounting fees
                     fee payable to     and other expenses
                         DMC              payable to DSC
                     --------------    -------------------
                       $49,803               $3,236

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the six months ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

Purchases............   $41,773,973
Sales................   $16,069,821

At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                                  Aggregate        Aggregate
                   Cost of        unrealized       unrealized    Net unrealized
                 investments     appreciation     depreciation    appreciation
                 -----------     ------------     ------------    ------------
                 $85,023,052     $13,766,127      ($3,481,392)    $10,284,735

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                           Shares issued upon
                                                      reinvestment of distributions
                                                       from net investment income
                                                           and net realized               Shares          Net
                                     Shares sold          gain on investments           repurchased     increase
                                     -----------      ----------------------------      -----------     --------
Period ended June 30, 1999.......     2,054,204                 102,267                  (403,337)     1,753,134
Year ended December 31, 1998.....     3,519,429                  31,229                  (407,718)     3,142,940




                                                                         Devon-6

Delaware Group Premium Fund Inc.-Devon Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - Devon Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                        Shares     Shares Voted
                                        Voted       Withheld
                                         For        Authority       Abstain
                                      ---------    ------------     -------
   Jeffrey J. Nick ................   4,342,099       72,125           0
   Walter P. Babich ...............   4,337,182       77,045           0
   John H. Durham .................   4,343,952       70,272           0
   Anthony D. Knerr ...............   4,342,041       72,183           0
   Ann R. Leven ...................   4,343,827       70,396           0
   Thomas F. Madison  .............   4,343,952       70,272           0
   Charles E. Peck ................   4,337,054       77,169           0
   Wayne A. Stork..................   4,341,974       72,250           0
   Jan L. Yeomans .................   4,343,952       70,272           0

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.
                           Shares          Shares       Shares
                           Voted           Voted        Voted
                            For           Against       Abstain
                         ---------        -------       -------
                         4,104,554        124,308       185,362

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.
                           Shares          Shares       Shares
                           Voted           Voted        Voted
                            For           Against       Abstain
                         ---------        -------       -------
                         4,158,118         80,286       175,819

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.
                           Shares          Shares       Shares
                           Voted           Voted        Voted
                            For           Against       Abstain
                         ---------        -------       -------
                         4,149,435         91,920       172,868

3C. To adopt a new fundamental investment restriction concerning underwriting.
                           Shares          Shares       Shares
                           Voted           Voted        Voted
                            For           Against       Abstain
                         ---------        -------       -------
                         4,150,771         82,114       181,339

3D. To adopt a new fundamental investment restriction concerning investments in real estate.
                           Shares          Shares       Shares
                           Voted           Voted        Voted
                            For           Against       Abstain
                         ---------        -------       -------
                         4,129,445         91,574       193,205

3E. To adopt a new fundamental investment restriction concerning investments in commodities.
                           Shares          Shares       Shares
                           Voted           Voted        Voted
                            For           Against       Abstain
                         ---------        -------       -------
                         4,130,101        105,934       178,188

3E. To adopt a new fundamental investment restriction concerning lending by the
    Fund.
                           Shares          Shares       Shares
                           Voted           Voted        Voted
                            For           Against       Abstain
                         ---------        -------       -------
                         4,134,517        101,519       178,188

3G. To reclassify all current fundamental investment restrictions as non-fundamental.
                           Shares          Shares       Shares
                           Voted           Voted        Voted
                            For           Against       Abstain
                         ---------        -------       -------
                         4,128,156         92,181       193,887

4. To approve a new investment management agreement with Delaware Management Company.
                           Shares          Shares       Shares
                           Voted           Voted        Voted
                            For           Against       Abstain
                         ---------        -------       -------
                         4,125,312        113,628       175,283

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.
                           Shares          Shares       Shares
                           Voted           Voted        Voted
                            For           Against       Abstain
                         ---------        -------       -------
                         4,208,963         32,298       172,962

6. To approve the restructuring of Delware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.
                           Shares          Shares       Shares
                           Voted           Voted        Voted
                            For           Against       Abstain
                         ---------        -------       -------
                         4,159,574         42,349       212,300


                                                                         Devon-7

Delaware Group Premium Fund, Inc.-International Equity Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                                    Market
                                                          Number     Value
                                                        of Shares   (U.S. $)
   COMMON STOCK-95.80%
   Australia-11.75%
   Amcor Limited ................................       1,415,000 $ 7,905,279
   CSR Limited ..................................       1,904,966   5,474,644
   Foster's Brewing Group .......................       2,411,051   6,829,626
   National Australia Bank ......................         393,757   6,548,671
   Orica ........................................         599,900   3,292,838
                                                                  -----------
                                                                   30,051,058
                                                                  -----------
   Belgium-1.66%
   Electrabel ...................................          13,115   4,248,670
                                                                  -----------
                                                                    4,248,670
                                                                  -----------
   France-8.63%
   Alcatel Alsthom ..............................          38,015   5,370,664
   Compagnie de Saint Gobain ....................          34,299   5,484,667
   Elf Aquitaine ................................          43,583   6,418,926
  +Societe Generale .............................          27,108   4,794,904
                                                                  -----------
                                                                   22,069,161
                                                                  -----------
   Germany-10.17%
  +Bayer ........................................         134,600   5,621,199
   Bayerische Hypo-und Vereinsbank ..............          60,900   3,889,044
   Continental ..................................         117,200   2,814,206
   Rheinisch Westfaelisches Elek ................         146,000   6,784,839
   Siemens ......................................          89,050   6,894,073
                                                                  -----------
                                                                   26,003,361
                                                                  -----------
   Hong Kong-3.34%
   Hong Kong Electric ...........................         810,000   2,609,973
   Wharf (Holdings) Limited .....................       1,900,000   5,926,250
                                                                  -----------
                                                                    8,536,223
                                                                  -----------
   Japan-15.63%
   Canon ........................................         115,000   3,307,437
  +Eisai Limited ................................         250,000   4,927,684
   Hitachi ......................................         888,000   8,329,584
  +Kinki Coca-Cola Bottling .....................         177,000   3,071,900
   Koito Manufacturing ..........................         596,000   2,699,239
   Matsushita Electric Industrial ...............         371,000   7,205,369
   Nichido Fire & Marine ........................         783,000   4,031,478
   West Japan Railway ...........................           1,669   6,400,130
                                                                  -----------
                                                                   39,972,821
                                                                  -----------
   Malaysia-0.74%
   Oriental Holdings Berhad .....................         510,720   1,397,760
   Sime Darby Berhad ............................         380,000     498,000
                                                                  -----------
                                                                    1,895,760
                                                                  -----------
-----------------
Top 10 holdings, representing 29.86% of net assets, are in bold.

                                                                       Market
                                                          Number        Value
                                                        of Shares      (U.S. $)

   COMMON STOCK (Continued)
   Netherlands-4.42%
   Elsevier .....................................         199,500   $  2,322,928
   Koninklijke Van Ommeren ......................          60,100      1,816,342
   Royal Dutch Petroleum ........................          63,000      3,703,644
   Unilever .....................................          51,286      3,468,825
                                                                    ------------
                                                                      11,311,739
                                                                    ------------
   New Zealand-2.52%
   Carter Holt Harvey Limited ...................       1,187,800      1,430,934
  +Telecom Corporation of New Zealand ...........       1,164,193      5,026,642
                                                                    ------------
                                                                       6,457,576
                                                                    ------------
   Singapore-0.66%
   Jardine Matheson Holdings Limited ............         336,622      1,683,110
                                                                    ------------
                                                                       1,683,110
                                                                    ------------
   Spain-7.11%
   Banco Santander Central
    Hispano Americano ...........................         733,492      7,667,559
  +Iberdrola ....................................         197,800      3,023,759
  +Telefonica de Espana .........................         154,924      7,489,778
                                                                    ------------
                                                                      18,181,096
                                                                    ------------
   United Kingdom-29.17%
   Bass .........................................         436,964      6,363,729
   BG ...........................................         867,647      5,318,071
   Blue Circle Industry .........................         918,236      6,121,017
   Boots ........................................         433,200      5,177,069
   British Airways ..............................         889,471      6,125,857
   Cable & Wireless .............................         556,000      7,087,889
  *Centrica .....................................         630,000      1,486,899
   GKN ..........................................         482,000      8,263,737
   Glaxo Wellcome ...............................         214,470      5,965,846
   Great Universal Stores .......................         438,000      4,905,984
   Rio Tinto ....................................         522,100      8,703,967
   Taylor Woodrow ...............................       1,365,000      3,943,514
   Unigate ......................................         808,000      5,140,626
                                                                    ------------
                                                                      74,604,205
                                                                    ------------
   Total Common Stock
    (cost $195,761,726) .........................                    245,014,780
                                                                    ------------

                                                          International Equity-1

International Equity Series
Statement of Net Assets (Continued)


                                                                     Market
                                                        Principal    Value
                                                         Amount     (U.S.$)
REPURCHASE AGREEMENTS-2.67%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by $1,186,000
   U.S. Treasury Notes 5.375% due 2/15/01,
   market value $1,204,017 and
   $593,000 U.S. Treasury Notes 4.65%
   due 9/30/01, market value $609,435 and
   $508,000 U.S. Treasury Notes 6.125%
   due 12/31/01, market value $511,690) .............  $2,268,000  $2,268,000
With J.P. Morgan Securities 4.70% 7/1/99
   (dated 6/30/99, collateralized by
   $655,000 U.S. Treasury Notes 6.375%
   due 8/15/02, market value $679,519 and
   $593,000 U. S. Treasury Notes 6.25%
   due 8/31/02, market value $611,304 and
   $410,000 U.S. Treasury Notes 5.75%
   due 11/30/02, market value $411,242 and
   $593,000 U.S. Treasury Notes 5.50%
   due 1/31/03, market value $598,911) ..............   2,253,000   2,253,000

                                                                     Market
                                                        Principal    Value
                                                         Amount     (U.S.$)
REPURCHASE AGREEMENTS (Continued)
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized by
   $560,000 U.S. Treasury Bills 7.125%
   due 2/29/00, market value $579,421 and
   $593,000 U.S. Treasury Notes 5.625%
   due 11/30/00, market value $595,543
   and $1,186,000 U.S. Treasury Notes 5.75%
   due 11/30/02, market value $1,186,390) ...........  $2,313,000  $2,313,000
                                                                   ----------
Total Repurchase Agreements
   (cost $6,834,000) ................................              $6,834,000
                                                                   ----------


TOTAL MARKET VALUE OF SECURITIES-98.47% (cost $202,595,726) ...  $251,848,780

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-1.53% .........     3,908,444
                                                                 ------------
NET ASSETS APPLICABLE TO 14,671,606 SHARES
   ($0.01 PAR VALUE) OUTSTANDING;
   EQUIVALENT TO $17.43 PER SHARE-100.00% .....................  $255,757,224
                                                                 ============
COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common stock, $0.01 par value, 1,000,000,000 shares
   authorized to the Fund with 50,000,000 shares
   allocated to the Series ....................................  $200,625,127
Undistributed net investment income** .........................     4,345,343
Accumulated net realized gain on investments ..................     1,533,724
Net unrealized appreciation of investments and
   foreign currencies .........................................    49,253,030
                                                                 ------------
Total net assets ..............................................  $255,757,224
                                                                 ============
----------------
 *Non-income producing security for the period ended June 30, 1999. **Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
 +Security is partially or fully on loan.

                             See accompanying notes


                                                          International Equity-2

Delaware Group Premium Fund, Inc.-
International Equity Series
Statement of Operations
Period Ended June 30, 1999
(Unaudited)


INVESTMENT INCOME:
Dividends .............................................       $ 4,738,830
Interest ..............................................           316,517
Foreign tax withheld ..................................          (458,909)
                                                              -----------
                                                                4,596,438
                                                              -----------
EXPENSES:
Management fees .......................................           968,606
Accounting fees and salaries ..........................            63,449
Reports and statements to shareholders ................            38,440
Professional fees .....................................            12,800
Taxes (other than taxes on income) ....................             6,060
Registration fees .....................................             5,950
Custodian fees ........................................             5,000
Dividend disbursing and transfer agent fees
   and expenses .......................................             3,512
Directors' fees .......................................             2,141
Other .................................................             6,704
                                                              -----------
                                                                1,112,662
                                                              -----------

Less expenses absorbed or waived ......................            (9,643)
Less expenses paid indirectly .........................            (2,869)
                                                              -----------
Total expenses ........................................         1,100,150
                                                              -----------

NET INVESTMENT INCOME .................................         3,496,288
                                                              -----------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
   Investments ........................................         2,397,454
   Foreign currencies .................................         1,202,397
                                                              -----------
Net realized gain                                               3,599,851
Net change in unrealized appreciation/
   depreciation of investments and foreign
   currencies .........................................        13,278,957
                                                              -----------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS AND FOREIGN CURRENCIES ..............        16,878,808
                                                              -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..........................       $20,375,096
                                                              ===========
                             See accompanying notes

Delaware Group Premium Fund, Inc.-
International Equity Series
Statements of Changes in Net Assets

                                                      Period Ended     Year
                                                         6/30/99      Ended
                                                       (Unaudited)   12/31/98
                                                      ------------ ------------
INCREASE IN NET ASSETS
   FROM OPERATIONS:
Net investment income ..........................     $  3,496,288  $  5,415,775
Net realized gain on investments and
   foreign currencies ..........................        3,599,851     1,031,088
Net change in unrealized appreciation/
   depreciation of investments and
   foreign currencies ..........................       13,278,957    14,401,533
                                                     ------------  ------------
Net increase in net assets resulting
   from operations .............................       20,375,096    20,848,396
                                                     ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..........................       (5,284,951)   (7,631,302)
Net realized gain on investments ...............         (385,980)           --
                                                     ------------  ------------
                                                       (5,670,931)   (7,631,302)
                                                     ------------  ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ......................       59,671,854    66,971,858
Net asset value of shares issued upon
   reinvestment of distributions from net
   investment income and net realized
   gain on investments .........................        5,670,931     7,631,302
                                                     ------------  ------------
                                                       65,342,785    74,603,160
Cost of shares repurchased .....................      (67,825,767)  (43,147,474)
                                                     ------------  ------------
Increase in net assets derived from
   capital share transactions ..................       (2,482,982)   31,455,686
                                                     ------------  ------------

NET INCREASE IN NET ASSETS .....................       12,221,183    44,672,780
                                                     ------------  ------------
NET ASSETS:
Beginning of period ............................      243,536,041   198,863,261
                                                     ------------  ------------
End of period ..................................     $255,757,224  $243,536,041
                                                     ============  ============
                             See accompanying notes


                                                          International Equity-3

Delaware Group Premium Fund, Inc.-International Equity Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:


                                                            Six Months
                                                           Ended 6/30/99                   Year Ended December 31,
                                                          (Unaudited)(1)    1998        1997         1996        1995         1994
                                                          -------------------------------------------------------------------------
Net asset value, beginning of period .....................    $16.480     $15.520      $15.110     $13.120      $11.840     $11.620

Income from investment operations:
Net investment income(2) .................................      0.235       0.386        0.359       0.557        0.419       0.220
Net realized and unrealized gain on investments
   and foreign currencies ................................      1.097       1.169        0.596       1.966        1.191       0.080
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations .........................      1.332       1.555        0.955       2.523        1.610       0.300
                                                              -------     -------      -------     -------      -------     -------
Less dividends and distributions:
Dividends from net investment income .....................     (0.356)     (0.595)      (0.545)     (0.420)      (0.240)     (0.070)
Distributions from net realized gain on investments ......     (0.026)       none         none      (0.113)      (0.090)     (0.010)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions ........................     (0.382)     (0.595)      (0.545)     (0.533)      (0.330)     (0.080)
                                                              -------     -------      -------     -------      -------     -------
Net asset value, end of period ...........................    $17.430     $16.480      $15.520     $15.110      $13.120     $11.840
                                                              =======     =======      =======     =======      =======     =======
Total return .............................................      8.30%      10.33%        6.60%      20.03%       13.98%       2.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..................   $255,757    $243,536     $198,863    $131,428      $81,548     $57,649
Ratio of expenses to average net assets ..................      0.89%       0.87%        0.85%       0.80%        0.80%       0.80%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly .......      0.90%       0.88%        0.90%       0.91%        0.89%       1.01%
Ratio of net investment income to average net assets .....      2.83%       2.41%        2.28%       4.71%        3.69%       2.63%
Ratio of net investment income to average net assets
    prior to expense limitation and expenses paid
    indirectly ...........................................      2.82%       2.40%        2.23%       4.60%        3.60%       2.42%
Portfolio turnover .......................................         0%          5%           7%          8%          19%         13%

------------------
(1)Ratios have been annualized and total return has not been annualized.
(2)Per share information for the years ended December 31, 1997 and 1998 and the period ended June 30, 1999 was based on the average shares outstanding method.

                             See accompanying notes



                                                          International Equity-4

Delaware Group Premium Fund, Inc.-International Equity Series
Notes to Financial Statements
June 30, 1999 (Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the International Equity Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as of 3:00 PM EST. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities in the statement of operations that result from fluctuations in foreign currency exchange rates. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series became aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates.

The International Equity Series will make payments from net investment income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $2,869 for the period ended June 30, 1999. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware International Advisers Ltd. ("DIAL"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.85% of the first $500 million of average daily net assets of the series, 0.80% on the next $500 million, 0.75% on the next $1,500 million and 0.70% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.75% on the average daily net assets of the Series, less the fees paid to the unaffiliated directors.

DIAL has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.95% of average daily net assets of the Series through October 31, 1999.




                                                          International Equity-5

International Equity Series
Notes to Financial Statements (Continued)


The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of Delaware Management Company ("DMC"), to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                           Dividend disbursing                Other
     Investment              transfer agent,                expenses
     management              accounting fees                 payable
   fee payable to           and other expenses               to DMC
      DIAL                    payable to DSC              and affiliates
   --------------          -------------------            --------------
     $179,122                     $6,956                      $24,456

Certain officers of DMC, DSC and DIAL are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases .....................................              -
   Sales .........................................     $6,448,355

The cost of investments for federal income tax purposes approximates the cost for book purposes. At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                       Aggregate        Aggregate
     Cost of          unrealized       unrealized        Net unrealized
   investments       appreciation     depreciation        appreciation
   -----------       ------------     ------------       --------------
   $202,595,726       $57,495,503     ($8,242,449)        $49,253,054

For federal income tax purposes, the Series had accumulated capital losses at December 31, 1998 as follows:

             Year of
           expiration
              2005
           ----------
           $477,750

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                                        Shares issued upon
                                                                   reinvestment of distributions
                                                                       from net investment
                                                                     income and net realized           Shares           Net
                                                       Shares sold     gain on investments          repurchased  increase (decrease)
                                                       ----------- ------------------------------   -----------  -------------------
   Period ended June 30, 1999 ....................      3,566,186             356,215                (4,031,454)       (109,053)
   Year ended December 31, 1998 ..................      4,191,375             498,862                (2,725,472)      1,964,765

5. Foreign Exchange Contracts
The Series will generally enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. These contracts may be entered into to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. They may also be used to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

Forward foreign currency contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Series' securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

There were no forward foreign currency contracts outstanding at June 30, 1999.


                                                          International Equity-6

International Equity Series
Notes to Financial Statements (Continued)


6. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

7. Securities Lending
The Series may participate, along with other funds in the Delaware Investments Family of Funds, in a Securities Lending Agreement ("Lending Agreement"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury obligations and/or cash collateral at least equal to 100% of the market value of securities issued in the U.S. and 105% of the market value of securities issued outside of the U.S. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 1999 were as follows:

     Market value of
   securities on loan                                  Collateral
   ------------------                                 ------------
      $18,522,907                                      $19,227,797

Net income from securities lending activities for the period ended June 30, 1999 was $105,716 and is included in interest income on the statement of operations.



                                                         International Equity-7

Delaware Group Premium Fund Inc.-International Equity Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund,
Inc.-International Equity Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                           Shares    Shares Voted
                                            Voted      Withheld
                                             For       Authority     Abstain
                                         ----------  ------------    -------
   Jeffrey J. Nick ................      13,976,052     889,202         -
   Walter P. Babich ...............      13,945,188     920,065         -
   John H. Durham .................      13,979,123     886,131         -
   Anthony D. Knerr ...............      13,954,354     910,899         -
   Ann R. Leven ...................      13,965,031     900,222         -
   Thomas F. Madison ..............      13,978,477     886,776         -
   Charles E. Peck ................      13,942,063     923,190         -
   Wayne A. Stork .................      13,969,396     895,858         -
   Jan L. Yeomans .................      13,960,563     904,690         -

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.

                                           Shares         Shares      Shares
                                           Voted           Voted       Voted
                                            For           Against     Abstain
                                         ----------     ---------     -------
                                         12,681,397     1,293,565     890,291

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.

                                           Shares         Shares      Shares
                                           Voted           Voted       Voted
                                            For           Against     Abstain
                                         ----------     ---------     -------
                                         13,010,798     1,043,661     810,794

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.

                                           Shares         Shares      Shares
                                           Voted           Voted       Voted
                                            For           Against     Abstain
                                         ----------     ---------     -------
                                         12,894,701      1,516,842    815,588

3C. To adopt a new fundamental investment restriction concerning underwriting.

                                           Shares         Shares      Shares
                                           Voted           Voted       Voted
                                            For           Against     Abstain
                                         ----------     ---------     -------
                                         12,956,342     1,097,744     811,167

3D. To adopt a new fundamental investment restriction concerning investments in real estate.

                                           Shares         Shares      Shares
                                           Voted           Voted       Voted
                                            For           Against     Abstain
                                         ----------     ---------     -------
                                         12,868,863     1,190,868     805,522

3E. To adopt a new fundamental investment restriction concerning investments in commodities.

                                           Shares         Shares      Shares
                                           Voted           Voted       Voted
                                            For           Against     Abstain
                                         ----------     ---------     -------
                                         12,819,061     1,506,194     812,999

3F. To adopt a new fundamental investment restriction concerning lending by the Fund.

                                           Shares         Shares      Shares
                                           Voted           Voted       Voted
                                            For           Against     Abstain
                                         ----------     ---------     -------
                                         12,856,729     1,208,670     799,855

3G. To reclassify all current fundamental investment restrictions as non-fundamental.

                                           Shares         Shares      Shares
                                           Voted           Voted       Voted
                                            For           Against     Abstain
                                         ----------     ---------     -------
                                         12,803,559     1,230,168     831,527

4. To approve a new investment management agreement with Delaware International Advisers Ltd.

                                           Shares         Shares      Shares
                                           Voted           Voted       Voted
                                            For           Against     Abstain
                                         ----------     ---------     -------
                                         12,819,945     1,481,660     807,749

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.

                                           Shares         Shares      Shares
                                           Voted           Voted       Voted
                                            For           Against     Abstain
                                         ----------     ---------     -------
                                         14,042,881       156,767     665,605

6. To approve the restructuring of Delware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.

                                           Shares         Shares      Shares
                                           Voted           Voted       Voted
                                            For           Against     Abstain
                                         ----------     ---------     -------
                                         13,155,415       893,575     816,263


                                                          International Equity-8

Delaware Group Premium Fund, Inc.-REIT Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                       Number of    Market
                                        Shares      Value
 COMMON STOCK-95.44%
 Hotels/Diversified REITs-11.81%
*Catellus Development ...........       21,700   $  336,350
 Franchise Finance ..............        9,400      206,800
 Glenborough Realty Trust .......        7,000      122,500
 Starwood Hotels & Resorts Trust        13,370      408,621
                                                  ---------
                                                  1,074,271
                                                  ---------
 Mall REITs-5.29%
 General Growth Properties ......        4,350      154,425
*Macerich .......................        3,300       86,625
 Simon Property Group ...........        9,450      239,794
                                                  ---------
                                                    480,844
                                                  ---------
 Manufactured Housing REITs-7.94%
 Chateau Communities ............       12,060      361,046
 Sun Communities ................       10,160      360,680
                                                  ---------
                                                    721,726
                                                  ---------
 Multifamily REITs-14.93%
 Apartment Investment
   & Management .................        8,410      359,527
 AvalonBay Communities ..........       10,473      387,505
 Essex Property Trust ...........        9,160      324,035
 Grove Property Trust ...........       22,050      286,650
                                                  ---------
                                                  1,357,717
                                                  ---------
 Office/Industrial REITs-40.77%
 Alexandria Real Estate Equities        12,170      380,312
 AMB Property ...................       10,990      258,265
 Cabot Industrial Trust .........       15,000      318,750

----------
Top 10 stock holdings, representing 40.08% of net assets, are in bold.

                                       Number of    Market
                                        Shares      Value
COMMON STOCK (Continued)
Office/Industrial REITs (Continued)
CarrAmerica Realty .............       10,280   $  257,000
Duke Realty Investments ........       13,500      304,594
Equity Office Properties Trust .       13,690      350,806
Liberty Property Trust .........        8,360      207,955
Prentiss Properties Trust ......       11,880      279,180
Reckson Associates Realty ......       14,890      349,915
SL Green Realty ................       16,890      345,189
Spieker Properties .............        8,115      315,471
Trizec Hahn ....................       16,700      340,263
                                                 ---------
                                                 3,707,700
                                                 ---------
Retail Strip Center REITs-10.94%
First Washington Realty Trust ..       10,400      243,100
JDN Realty .....................       12,870      287,966
Kimco Realty ...................        6,000      234,750
Pan Pacific Retail Properties ..       11,790      229,168
                                                 ---------
                                                   994,984
                                                 ---------
Self Storage REITs-3.76%
Public Storage .................       12,200      341,600
                                                 ---------
                                                   341,600
                                                 ---------
Total Common Stock
(cost $8,407,880) ..............      346,608    8,678,842
                                                 ---------


                                                                          REIT-1

REIT Series
Statement of Net Assets (Continued)


                                                         Principal    Market
                                                          Amount      Value
REPURCHASE AGREEMENTS-4.88%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by $77,000
   U.S. Treasury Notes 5.375% due 2/15/01,
   market value $78,227 and $33,000
   U.S. Treasury Notes 6.125% due 12/31/01,
   market value $33,245 and $38,000
   U.S. Treasury Notes 6.375% due 9/30/01,
   market value $39,596)...........................      $148,000    $148,000
With J.P. Morgan 4.70% 7/1/99
   (dated 6/30/99 collateralized by $39,000
   U.S. Treasury Notes 5.50% due 1/31/03,
   market value $38,912 and $27,000
   U.S. Treasury Notes 5.75% due 11/30/02,
   market value $26,654 and $39,000
   U.S. Treasury Notes 6.25% due 8/31/02,
   market value $39,717 and $43,000
   U.S. Treasury Notes 6.375% due 8/15/02,
   market value $44,149)...........................       146,000     146,000


                                                         Principal    Market
                                                          Amount      Value
REPURCHASE AGREEMENTS (Continued)
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized by $39,000
   U.S. Treasury Notes 5.625% due 11/30/00,
   market value $38,693 and $77,000
   U.S. Treasury Notes 5.75% due 11/30/02,
   market value $77,081 and $36,000
   U.S. Treasury Notes 7.125% due 2/29/00,
   market value $37,646)...........................      $150,000    $150,000
                                                                     --------
Total Repurchase Agreements
   (cost $444,000).................................                   444,000
                                                                     --------




TOTAL MARKET VALUE OF SECURITIES-100.32% (Cost $8,851,880).......  $9,122,842

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.32%)..........     (29,011)
                                                                     --------

NET ASSETS APPLICABLE TO 970,119 SHARES ($.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO $9.37 PER SHARE-100.00%............  $9,093,831
                                                                   ==========

COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common Stock, $0.01 par value, 1,000,000,000 shares
   authorized to the Fund with 50,000,000 shares
   allocated to the Series.......................................  $8,955,019
Undistributed net investment income..............................     173,440
Accumulated net realized loss on investments.....................    (305,590)
Net unrealized appreciation of investments.......................     270,962
                                                                   ----------
Total net assets.................................................  $9,093,831
                                                                   ==========

----------
* Non-income producing security for the six months ended June 30, 1999. Reit - Real Estate Investment Trust

                             See accompanying notes


                                                                          REIT-2

Delaware Group Premium Fund, Inc.-
REIT Series
Statement of Operations
Six Months Ended June 30, 1999 (Unaudited)


INVESTMENT INCOME:
Dividends .............................   $ 192,659
Interest ..............................      12,045
                                          ---------
                                            204,704
                                          ---------

EXPENSES:
Management fees .......................      26,395
Reports and statements to shareholders        4,757
Accounting and administration .........       1,405
Custodian fees ........................         700
Taxes (other than taxes on income) ....         251
Dividend disbursing and transfer agent
   fees and expenses ..................         202
Directors' fees .......................         200
Registration fees .....................         130
Professional fees .....................         100
Other .................................         354
                                          ---------
                                             34,494

Less expenses absorbed or waived by
   Delaware Management Company ........      (5,115)
Less expenses paid indirectly .........         (81)
                                          ---------
Total Operating Expenses ..............      29,298
                                          ---------

NET INVESTMENT INCOME .................     175,406
                                          ---------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments ......    (129,579)
Net change in unrealized appreciation /
   depreciation of investments ........     374,361
                                          ---------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS .....................     244,782
                                          ---------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..........   $ 420,188
                                          =========

                             See accompanying notes

Delaware Group Premium Fund, Inc.- REIT
Series Statements of Changes in Net Assets

                                           Six Months        5/4/98*
                                          Ended 6/30/99        to
                                           (Unaudited)      12/31/98
                                          -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income .................   $   175,406    $   132,582
Net realized loss on investments ......      (129,579)      (176,011)
Net change in unrealized appreciation/
   depreciation of investments ........       374,361       (103,399)
                                          -----------    -----------
Net increase (decrease) in net assets
   resulting from operations ..........       420,188       (146,828)
                                          -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .................      (134,548)            --
                                          -----------    -----------
                                             (134,548)            --
                                          -----------    -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold .............     3,652,896      5,925,102
Net asset value of shares issued
   upon reinvestment of distributions
   from net investment income .........       134,548             --
                                          -----------    -----------
                                            3,787,444      5,925,102
                                          -----------    -----------

Cost of shares repurchased ............      (541,045)      (216,482)
Increase in net assets derived from
   capital share transactions .........     3,246,399      5,708,620
                                          -----------    -----------

NET INCREASE IN NET ASSETS ............     3,532,039      5,561,792
                                          -----------    -----------

NET ASSETS:
Beginning of period ...................     5,561,792             --
                                          -----------    -----------
End of period .........................   $ 9,093,831    $ 5,561,792
                                          ===========    ===========

----------
*Date of commencement of operations.

                             See accompanying notes



                                                                          REIT-3

Delaware Group Premium Fund, Inc.-REIT Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                              Six Months
                                                                Ended       5/4/98(1)
                                                              6/30/99(2)       to
                                                             (Unaudited)    12/31/98
                                                              ---------    ----------
Net asset value, beginning of period ......................   $   9.100    $   10.000

Income (loss) from investment operations:
Net investment income .....................................       0.152         0.217
Net realized and unrealized gain (loss) on investments ....       0.118        (1.117)
                                                              ---------    ----------
Total from investment operations ..........................       0.270        (0.900)
                                                              ---------    ----------

Net asset value, end of period ............................   $   9.370    $    9.100
                                                              =========    ==========

Total return ..............................................       5.25%        (9.00%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................   $  9,094     $    5,562
Ratio of expenses to average net assets ...................      0.85%          0.85%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly ........      1.00%          1.02%
Ratio of net investment income to average net assets ......      5.02%          6.42%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly      4.87%          6.25%
Portfolio turnover ........................................        50%            39%

----------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

                                                                          REIT-4

Delaware Group Premium Fund, Inc.-REIT Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the REIT Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The REIT Series will make payments from net investment income and net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $81 for the period ended June 30, 1999. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, and 0.60% on the average daily net assets in excess of $2,500 million. Lincoln Investment Management, Inc., an affiliate of DMC, receives 30% of the advisory fee paid to DMC for acting as a sub-adviser to the Series.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.85% of average daily net assets of the Series through October 31, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.



                                                                          REIT-5

REIT Series
Notes to Financial Statements (Continued)


At June 30,1999, the Series had liabilities payable to affiliates as follows:
                                       Dividend disbursing       Other
                          Investment     transfer agent,        expenses
                          management     accounting fees        payable
                        fee payable to  and other expenses       to DMC
                             DMC          payable to DSC      and affiliates
                        --------------  ------------------    --------------
                           $4,067              $308               $621

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the six months ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

Purchases.......   $4,929,851
Sales ..........   $1,633,904

At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                                  Aggregate         Aggregate
                 Cost of          unrealized        unrealized   Net unrealized
               investments       appreciation      depreciation   appreciation
               -----------       ------------      ------------   ------------
               $8,851,880          $349,666          ($78,704)      $270,962

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                                   Shares issued upon
                                                                    reinvestment of
                                                                distributions from net
                                                                   investment income
                                                                 and net realized gain      Shares          Net
                                                   Shares sold       on investments       repurchased     increase
                                                   -----------       --------------       -----------     --------
Period ended June 30, 1999 ..............            403,313              15,718            (60,312)       358,719
Period ended December 31, 1998*..........            636,299                  --            (24,899)       611,400

----------
**The REIT Series commenced operations on 5/4/98.


                                                                          REIT-6

Delaware Group Premium Fund Inc.-REIT Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - REIT Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                   Shares  Shares Voted
                                   Voted     Withheld
                                    For     Authority    Abstain
                                  -------   ---------    -------
Jeffrey J. Nick................   441,885     8,883         0
Walter P. Babich...............   443,738     7,030         0
John H. Durham.................   443,738     7,030         0
Anthony D. Knerr...............   443,738     7,030         0
Ann R. Leven...................   443,738     7,030         0
Thomas F. Madison..............   443,738     7,030         0
Charles E. Peck................   443,738     7,030         0
Wayne A. Stork.................   441,885     8,883         0
Jan L. Yeomans.................   444,287     6,481         0

2. To approve standardized fundamental investment restrictions (proposal) involves separate votes on seven sub-proposals 3A-3G).

2A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         384,388       20,790      45,590

2B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         414,136       22,775      13,857

2C. To adopt a new fundamental investment restriction concerning underwriting.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         381,475       23,344      45,949

2D. To adopt a new fundamental investment restriction concerning investments in real estate.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         381,898       22,956      45,915

2D. To adopt a new fundamental investment restriction concerning investments in commodities.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         410,855       24,809      15,105

2F. To adopt a new fundamental investment restriction concerning lending by the
    Fund.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         385,838       53,587      11,343

2G. To reclassify all current fundamental investment restrictions as non-fundamental.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         413,059       22,256      15,454

3. To approve a new investment management agreement with Delaware Management Company.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         412,199       21,855      16,715

4. To approve a new Sub-Advisory Agreement.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         419,899       20,980       9,889

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         438,772        4,010       7,986

6. To approve the restructuring of Delware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.
                          Shares        Shares
                          Voted         Voted
                           For         Against     Abstain
                         -------       -------     -------
                         411,315       21,403      18,051


                                                                          REIT-7

Delaware Group Premium Fund, Inc.-Small Cap Value Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                       Number          Market
                                                     of Shares          Value
 COMMON STOCK-94.92%
 Aerospace & Defense-0.66%
 Cordant Technologies ....................             15,000        $   677,812
                                                                      ----------
                                                                         677,812
                                                                      ----------
 Automobiles & Automotive Parts-7.93%
 Arvin Industries ........................             37,500          1,420,312
 Borg-Wagner Automotive ..................             41,408          2,277,440
 CLARCOR .................................             52,750          1,012,140
 Federal Signal ..........................             68,900          1,459,819
 Harsco ..................................             25,300            809,600
 Smith (A.O.) ............................             43,450          1,200,306
                                                                      ----------
                                                                       8,179,617
                                                                      ----------
 Banking, Finance & Insurance-14.71%
*Avis Rent-A-Car .........................             61,400          1,788,275
 Enhance Financial Services Group ........             66,200          1,307,450
 Everest Re Holdings .....................             32,400          1,057,050
*Farm Family Holdings ....................             29,300          1,001,694
*Financial Federal .......................             49,950          1,098,900
 Horace Mann Educators ...................             71,600          1,946,625
 Liberty Financial Companies .............             28,800            835,200
 North Fork Bancorporation ...............             83,650          1,782,790
 Peoples Heritage Financial Group ........            100,800          1,899,450
 Radian Group ............................             18,000            878,625
 Westamerica Bancorporation ..............             43,000          1,568,156
                                                                      ----------
                                                                      15,164,215
                                                                      ----------
 Buildings & Materials-4.16%
 D.R. Horton .............................             85,300          1,418,112
*Griffon .................................             81,800            639,062
*Jacobs Engineering Group ................             50,800          1,930,400
*Toll Brothers ...........................             14,200            304,413
                                                                      ----------
                                                                       4,291,987
                                                                      ----------
 Cable, Media & Publishing-1.22%
*World Color Press .......................             45,900          1,262,250
                                                                      ----------
                                                                       1,262,250
                                                                      ----------
 Chemicals-5.46%
 Crompton & Knowles ......................             43,900            858,794
 Hanna (M.A.) ............................             60,100            987,894
 OM Group ................................             31,300          1,079,850
*Scotts ..................................             56,700          2,700,337
                                                                      ----------
                                                                       5,626,875
                                                                      ----------
 Computers & Technology-4.12%
*Etec Systems ............................             33,200          1,099,750
*Metamor Worldwide .......................             17,200            412,800
*Metro Information Services ..............             26,800            443,875
*Synopsys ................................             41,500          2,288,984
                                                                      ----------
                                                                       4,245,409
                                                                      ----------
 Energy-6.97%
*BJ Services .............................             25,600            753,600
 Nicor ...................................             44,300          1,686,169
 NUI .....................................             26,900            669,138
*Ocean Energy ............................             77,600            746,900
*Oceaneering International ...............             71,100          1,146,487

----------
Top 10 stock holdings, representing 22.16% of net assets, are in bold.

                                                       Number          Market
                                                     of Shares          Value
 COMMON STOCK (Continued)
 Energy (Continued)
*Santa Fe Snyder ...........................            81,400        $  620,675
 Valero Energy .............................            36,000           771,750
*Weatherford International .................            21,500           787,437
                                                                      ----------
                                                                       7,182,156
                                                                      ----------
 Food, Beverage & Tobacco-4.81%
 Corn Products .............................            45,400         1,381,862
*Suiza Foods ...............................            33,200         1,390,250
 Universal Foods ...........................           103,500         2,186,437
                                                                      ----------
                                                                       4,958,549
                                                                      ----------
 Healthcare & Pharmaceuticals-2.22%
*Trigon Healthcare .........................            62,900         2,287,988
                                                                      ----------
                                                                       2,287,988
                                                                      ----------
 Industrial Machinery-6.24%
 Columbus McKinnon .........................            37,900           900,125
 Hussmann International ....................            59,900           992,094
 IDEX ......................................            37,850         1,244,319
 Milacron ..................................            57,700         1,067,450
 Regal-Beloit ..............................            42,600         1,006,425
 Varian Medical Systems ....................            48,600         1,227,150
                                                                      ----------
                                                                       6,437,563
                                                                      ----------
 Metals & Mining-2.91%
*Bethlehem Steel ...........................            78,900           606,544
 LTV .......................................            93,400           624,613
*Mueller Industries ........................            33,300         1,130,119
 Watts Industries ..........................            33,100           635,106
                                                                      ----------
                                                                       2,996,382
                                                                      ----------
 Paper & Forest Products-2.46%
 Caraustar Industries ......................            32,600           802,775
 Chesapeake ................................            16,900           632,694
 Rayonier ..................................            22,200         1,105,837
                                                                      ----------
                                                                       2,541,306
                                                                      ----------
 Real Estate-9.26%
 Cabot Industrial Trust ....................            61,100         1,298,375
 Chateau Communities .......................            24,215           724,936
 Duke-Weeks Realty .........................            47,300         1,067,206
 Kilroy Realty .............................            35,900           872,819
 MeriStar Hospitality ......................            46,345         1,039,866
 New Plan Excel Realty Trust ...............            45,480           818,640
 Pan Pacific Retail Properties .............            56,700         1,102,106
 Prentiss Properties Trust .................            53,000         1,245,500
 Reckson Associates Realty .................            58,800         1,381,800
                                                                      ----------
                                                                       9,551,248
                                                                      ----------
 Retail-7.70%
*BJ's Wholesale Club .......................            80,800         2,429,050
 Casey's General Stores ....................            78,700         1,178,041
 Pier 1 Imports ............................           129,300         1,454,625
*Zale ......................................            72,000         2,880,000
                                                                      ----------
                                                                       7,941,716
                                                                      ----------
 Telecommunications-0.70%
*Brightpoint ...............................           119,400           727,594
                                                                      ----------
                                                                         727,594
                                                                      ----------


                                                               Small Cap Value-1

Small Cap Value Series
Statement of Net Assets (Continued)

                                                       Number          Market
                                                     of Shares          Value
 COMMON STOCK (Continued)
 Textiles, Apparel & Furniture-6.63%
*Furniture Brands International ..........             56,900         $1,586,088
 HON Industries ..........................             65,900          1,923,456
 Kellwood ................................             54,000          1,464,750
 Springs Industries-Class A ..............             19,300            841,963
 Wolverine World Wide ....................             72,600          1,016,400
                                                                      ----------
                                                                       6,832,657
                                                                      ----------
 Transportation & Shipping-4.18%
 Alexander & Baldwin .....................             34,600            767,688
*Mesaba Holdings .........................             61,500            782,203
*M.S. Carriers ...........................             41,400          1,227,769
 USFreightways ...........................             33,200          1,528,238
                                                                      ----------
                                                                       4,305,898
                                                                      ----------
 Utilities-1.50%
 California Water Service Group ..........             23,800            621,775
 Sierra Pacific Resources ................             25,300            920,288
                                                                      ----------
                                                                       1,542,063
                                                                      ----------
 Miscellaneous-1.08%
*Modis Professional Services .............             81,300          1,117,875
                                                                      ----------
                                                                       1,117,875
                                                                      ----------
 Total Common Stock
  (cost $88,304,985) .....................                            97,871,160
                                                                      ----------

                                                     Principal         Market
                                                       Amount           Value
REPURCHASE AGREEMENTS-5.00%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by $894,000
   U.S. Treasury Notes 6.375% due 2/15/01,
   market value $907,710 and $447,000
   U.S. Treasury Notes 6.375% due 9/30/01,
   market value $459,454 and $383,000
   U.S. Treasury Notes 6.125% due 12/31/01
   market value $385,764) .........................    $1,710,000     $1,710,000
With J.P. Morgan Securities 4.70%
   7/1/99 (dated 6/30/99, collateralized
   by $494,000 U.S. Treasury Notes 6.375%
   due 8/15/02, market value $512,290
   and $447,000 U.S. Treasury Notes
   6.25% due 8/31/02, market value
   $460,863 and $309,000 U.S. Treasury
   Notes 5.75% due 11/30/02, market value
   $309,282 and $447,000 U.S Treasury
   Notes 5.50% due 1/31/03,
   market value $451,520) .........................     1,699,000      1,699,000
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized by
   $422,000 U.S. Treasury Notes 7.125%
   due 2/29/00, market value $436,826
   and $447,000 U.S. Treasury Notes
   5.625% due 11/30/00, market value
   $448,981 and $894,000 U.S. Treasury
   Notes 5.75% due 11/30/02,
   market value $894,421) .........................     1,743,000      1,743,000
                                                                      ----------
Total Repurchase Agreements
   (cost $5,152,000) ..............................                    5,152,000
                                                                      ----------

TOTAL MARKET VALUE OF SECURITIES-99.92% (cost $93,456,985) ..........................     $103,023,160

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.08% ...............................           78,678
                                                                                          ------------

NET ASSETS APPLICABLE TO 6,160,046 SHARES ($0.01, PAR VALUE) OUTSTANDING;
   EQUIVALENT TO $16.74 PER SHARE-100.00% ...........................................     $103,101,838
                                                                                          ============

COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common Stock, $0.01 par value, 1,000,000,000 shares authorized to the Fund with
   50,000,000 shares allocated to the Series ........................................     $ 92,856,763
Undistributed net investment income .................................................          502,333
Accumulated net realized gain on investments ........................................          176,567
Net unrealized appreciation of investments ..........................................        9,566,175
                                                                                          ------------
Total net assets ....................................................................     $103,101,838
                                                                                          ============

----------
*Non-income producing security for the period ended June 30, 1999.

                             See accompanying notes

                                                               Small Cap Value-2

Delaware Group Premium Fund, Inc.-
Small Cap Value Series
Statement of Operations
For the Six Months Ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:
Dividends ...............................................           $   789,441
Interest ................................................               128,207
                                                                    -----------
                                                                        917,648
                                                                    -----------
EXPENSES:
Management fees .........................................               366,243
Accounting and administration ...........................                19,056
Professional fees .......................................                 6,050
Reports and statements to shareholders ..................                 3,750
Registration fees .......................................                 2,750
Custodian fees ..........................................                 2,591
Taxes (other than taxes on income) ......................                 1,980
Dividend disbursing and transfer agent
   fees and expenses ....................................                 1,400
Directors' fees .........................................                 1,313
Other ...................................................                 7,668
                                                                    -----------
                                                                        412,801
Less expenses paid indirectly ...........................                (1,124)
                                                                    -----------
Total expenses ..........................................               411,677
                                                                    -----------

NET INVESTMENT INCOME ...................................               505,971
                                                                    -----------

NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS:
Net realized gain on investments ........................             1,511,718
Net change in unrealized appreciation /
   depreciation of investments ..........................             1,301,135
                                                                    -----------
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS ..................................             2,812,853
                                                                    -----------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ............................           $ 3,318,824
                                                                    ===========

                             See accompanying notes

Delaware Group Premium Fund, Inc.-
Small Cap Value Series
Statements of Changes in Net Assets

                                                Six Months              Year
                                               Ended 6/30/99           Ended
                                                (Unaudited)           12/31/98
                                                -----------           --------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ....................     $     505,971      $   1,245,041
Net realized gain (loss) on investments ..         1,511,718           (827,096)
Net change in unrealized appreciation /
   depreciation of investments ...........         1,301,135         (5,586,278)
                                               -------------      -------------
Net increase (decrease) in net assets
   resulting from operations .............         3,318,824         (5,168,333)
                                               -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ....................        (1,227,218)          (638,385)
Net realized gain on investments .........          (503,474)        (2,340,745)
                                               -------------      -------------
                                                  (1,730,692)        (2,979,130)
                                               -------------      -------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ................         8,489,139         34,478,733
Net asset value of shares issued upon
   reinvestment of distributions from net
   investment income and net realized
   gain on investments ...................         1,730,692          2,979,130
                                               -------------      -------------
                                                  10,219,831         37,457,863
Cost of shares repurchased ...............       (12,695,549)        (9,392,119)
                                               -------------      -------------
Increase (Decrease) in net assets derived
   from capital share transactions .......        (2,475,718)        28,065,744
                                               -------------      -------------

NET INCREASE (DECREASE)
   IN NET ASSETS .........................          (887,586)        19,918,281
                                               -------------      -------------

NET ASSETS:
Beginning of period ......................       103,989,424         84,071,143
                                               -------------      -------------
End of period ............................     $ 103,101,838      $ 103,989,424
                                               =============      =============

                             See accompanying notes


                                                               Small Cap Value-3

Delaware Group Premium Fund, Inc.-Small Cap Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                           Six Months
                                                          Ended 6/30/99                          Year Ended December 31,
                                                           (Unaudited)(1)    1998       1997         1996        1995         1994
                                                          -------------------------------------------------------------------------
Net asset value, beginning of period ......................   $16.450      $17.920     $14.500     $12.470      $10.290     $10.210

Income (loss) from investment operations:
Net investment income .....................................     0.083        0.196       0.122       0.112        0.192       0.148
Net realized and unrealized gain (loss) on investments ....     0.482       (1.036)      4.338       2.548        2.208      (0.068)
                                                              -------      -------     -------     -------      -------     -------
Total from investment operations ..........................     0.565       (0.840)      4.460       2.660        2.400       0.080
                                                              -------      -------     -------     -------      -------     -------

Less dividends and distributions:
Dividends from net investment income ......................    (0.195)      (0.135)     (0.110)     (0.180)      (0.150)       none
Distributions from net realized gain on investments .......    (0.080)      (0.495)     (0.930)     (0.450)      (0.070)       none
                                                              -------      -------     -------     -------      -------     -------
Total dividends and distributions .........................    (0.275)      (0.630)     (1.040)     (0.630)      (0.220)       none
                                                              -------      -------     -------     -------      -------     -------

Net asset value, end of period ............................   $16.740      $16.450     $17.920     $14.500      $12.470     $10.290
                                                              =======      =======     =======     =======      =======     =======

Total return ..............................................     3.69%       (4.79%)     32.91%      22.55%       23.85%       0.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................  $103,101     $103,989     $84,071     $23,683      $11,929      $6,291
Ratio of expenses to average net assets ...................     0.85%        0.83%       0.80%       0.80%        0.80%       0.80%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly     0.85%        0.85%       0.90%       0.99%        0.96%       1.41%
Ratio of net investment income to average net assets ......     1.04%        1.32%       1.24%       1.28%        2.13%       2.62%
Ratio of net investment income to average net
   assets prior to expense limitation and expenses
   paid indirectly ........................................     1.04%        1.30%       1.14%       1.09%        1.97%       2.01%
Portfolio turnover ........................................       49%          45%         41%         84%          71%         26%

----------
(1)Ratios have been annualized and total return has not been annualized.

                             See accompanying notes


                                                               Small Cap Value-4

Delaware Group Premium Fund, Inc.-Small Cap Value Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Small Cap Value Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Small Cap Value Series will make payments from net investment income and net realized gain on investments, if any, once a year.

Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $1,124 for the period ended June 30, 1999. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $0 for the period ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.75% on first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.75% on the average daily net assets of the Series.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.85% of average daily net assets of the Series through October 31, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.


                                                               Small Cap Value-5

Small Cap Value Series
Notes to Financial Statements (Continued)

On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                                         Dividend disbursing
                   Investment              transfer agent,
                   management              accounting fees
                fee payable to           and other expenses
                      DMC                  payable to DSC
                --------------           ------------------
                    $72,985                     $3,408

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases .......................................  $22,723,729
   Sales ...........................................  $25,784,150

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                       Aggregate        Aggregate
       Cost of        unrealized       unrealized       Net unrealized
     investments     appreciation     depreciation       appreciation
     -----------     ------------     ------------       ------------
     $93,456,985      $13,255,356     ($3,659,169)        $9,566,175

For federal income tax purposes, the Series had accumulated capital losses at December 31, 1998 as follows:

       Year of
     expiration
        2006
     ----------
     $807,647

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                                           Shares issued upon
                                                                      reinvestment of distributions
                                                                           from net investment
                                                                         income and net realized           Shares         Net
                                                       Shares sold         gain on investments          repurchased     decrease
                                                       -----------    -----------------------------     -----------     --------
   Period ended June 30, 1999 ......................      543,769                118,948                 (822,801)      (160,084)
   Year ended December 31, 1998 ....................    2,030,407                175,656                 (578,317)     1,627,746

                                                               Small Cap Value-6

Delaware Group Premium Fund, Inc.-Small Cap Value Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - Small Cap Value Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                          Shares          Shares Voted
                                           Voted            Withheld
                                            For            Authority     Abstain
                                         ---------         ---------     -------
   Jeffrey J. Nick ..............        6,181,225          121,968        --
   Walter P. Babich .............        6,179,529          123,665        --
   John H. Durham ...............        6,182,255          120,939        --
   Anthony D. Knerr .............        6,177,651          125,543        --
   Ann R. Leven .................        6,182,982          120,212        --
   Thomas F. Madison ............        6,183,345          119,848        --
   Charles E. Peck ..............        6,179,468          123,725        --
   Wayne A. Stork ...............        6,183,224          119,969        --
   Jan L. Yeomans ...............        6,183,345          119,848        --

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,631,339    219,037     452,818

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3B. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,752,263    123,526     427,405

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,715,545    157,917     429,731

3C. To adopt a new fundamental investment restriction concerning underwriting.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,753,803    148,969     400,421

3D. To adopt a new fundamental investment restriction concerning investments in real estate.

                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,716,972    179,717     406,505

3E. To adopt a new fundamental investment restriction concerning investments in commodities.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,711,415    186,303     405,475

3F. To adopt a new fundamental investment restriction concerning lending by the
    Fund.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,712,705    189,132     401,356

3G. To reclassify all current fundamental investment restrictions as non-fundamental.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,721,522    175,476     406,196

4. To approve a new investment management agreement with Delaware Management Company.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,753,541    132,979     416,674

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,887,197     63,700     352,296

6. To approve the restructuring of Delaware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,750,960    120,330     431,904

                                                               Small Cap Value-7